Pay vs Performance Disclosure - USD ($)		12 Months Ended
	May 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table Total for PEO (b)1	Compensation Actually Paid to PEO (c)1,2	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)1	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)1,2	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (h)	Adjusted ACV (thousands) (i)4
					Total Shareholder Return (f)3	Peer Group Total Shareholder Return (g)3
2023	$24,633,791	$47,175,954	$5,954,865	$10,714,267	$140.94	$218.97	$500,412	$2,234,019
2022	$21,872,498	$6,345,680	$4,720,955	$(2,022,048)	$93.85	$148.23	$523,710	$2,120,017
2021	$18,260,634	$30,494,209	$4,325,215	$7,025,221	$155.83	$194.20	$454,627	$1,873,994
2020	$14,089,533	$35,102,268	$4,235,180	$8,449,049	$141.33	$157.00	$433,887	$1,596,385

1
Dr. Gopal served as our principal executive officer (“PEO”) for the full year for each Covered Year. For 2023, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Walt Hearn and Janet Lee. For 2022, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, and Richard Mahoney. For 2021, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, Richard Mahoney, and Maria Shields. For 2020, our non-PEO NEOs consisted of Shane Emswiler, Nicole Anasenes, Richard Mahoney, and Maria Shields.

2
For each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

DR. GOPAL	2023	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$24,633,791	$21,872,498	$18,260,634	$14,089,533
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(21,312,677)	$(18,915,491)	$(15,431,959)	$(12,276,512)
- SCT “Option Awards” column value	$—	$—	$—	$—
+ Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as the Covered Year-end	$28,819,121	$16,469,081	$20,482,912	$13,833,624
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to Covered Years that are outstanding and unvested as of the Covered Year-end	$6,588,156	$(6,589,120)	$1,800,566	$9,433,176
+ vesting date fair value of equity awards granted and vested in the Covered Year end	$4,394,477	$2,891,350	$5,546,687	$2,151,513
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in years prior to Covered Year that vested in the Covered Year	$4,053,086	$(9,382,638)	$(164,631)	$7,870,934
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$—	$—	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—
Compensation Actually Paid to PEO (column (c))	$47,175,954	$6,345,680	$30,494,209	$35,102,268
AVERAGE FOR NON-PEO NEOS	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$5,954,865	$4,720,955	$4,325,215	$4,235,180
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(4,950,744)	$(4,010,137)	$(3,330,951)	$(3,650,409)
- SCT “Option Awards” column value	$—	$—	$—	$—
+ Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as the Covered Year-end	$6,807,856	$2,544,158	$4,278,023	$3,867,188
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to Covered Years that are outstanding and unvested as of the Covered Year-end	$1,403,109	$(1,050,107)	$468,892	$2,369,501
+ vesting date fair value of equity awards granted and vested in the Covered Year	$762,592	$271,789	$1,262,004	$499,861
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in years prior to Covered Year that vested in the Covered Year	$736,589	$(1,430,535)	$22,038	$1,127,728
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$—	$(3,068,171)*	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$10,714,267	$(2,022,048)	$7,025,221	$8,449,049

*
The awards valued at $3,068,171 belonged to Mr. Mahoney and failed to vest due to his voluntary departure from the Company on May 5, 2022.

3
For each of the Covered Years, total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of  $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, we used our industry peer group of seven companies (Autodesk, Inc., PTC, Inc., Cadence Design Systems, Inc., Synopsys, Inc., Altair Engineering, Inc., Aspen Technology, Inc., and Dassault Systemes SE). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

4
For a description of how adjusted ACV is calculated for each of the Covered Years, see the section titled “Performance Metrics for Regular Cycle 2023 PSU Awards” in this proxy statement, the section titled “Performance Metrics for Regular Cycle 2022 PSU Awards” in our 2023 proxy statement, the section titled “Performance Metrics for Regular Cycle 2021 PSU Awards” in our 2022 proxy statement, and the section titled “Performance Metrics for Regular Cycle 2020 PSU Awards” in our 2021 proxy statement.

Company Selected Measure Name		adjusted ACV
Named Executive Officers, Footnote
1
Dr. Gopal served as our principal executive officer (“PEO”) for the full year for each Covered Year. For 2023, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Walt Hearn and Janet Lee. For 2022, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, and Richard Mahoney. For 2021, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, Richard Mahoney, and Maria Shields. For 2020, our non-PEO NEOs consisted of Shane Emswiler, Nicole Anasenes, Richard Mahoney, and Maria Shields.

Peer Group Issuers, Footnote
3
For each of the Covered Years, total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of  $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, we used our industry peer group of seven companies (Autodesk, Inc., PTC, Inc., Cadence Design Systems, Inc., Synopsys, Inc., Altair Engineering, Inc., Aspen Technology, Inc., and Dassault Systemes SE). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount		$ 24,633,791	$ 21,872,498	$ 18,260,634	$ 14,089,533
PEO Actually Paid Compensation Amount		$ 47,175,954	6,345,680	30,494,209	35,102,268
Adjustment To PEO Compensation, Footnote
2
For each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

DR. GOPAL	2023	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$24,633,791	$21,872,498	$18,260,634	$14,089,533
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(21,312,677)	$(18,915,491)	$(15,431,959)	$(12,276,512)
- SCT “Option Awards” column value	$—	$—	$—	$—
+ Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as the Covered Year-end	$28,819,121	$16,469,081	$20,482,912	$13,833,624
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to Covered Years that are outstanding and unvested as of the Covered Year-end	$6,588,156	$(6,589,120)	$1,800,566	$9,433,176
+ vesting date fair value of equity awards granted and vested in the Covered Year end	$4,394,477	$2,891,350	$5,546,687	$2,151,513
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in years prior to Covered Year that vested in the Covered Year	$4,053,086	$(9,382,638)	$(164,631)	$7,870,934
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$—	$—	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—
Compensation Actually Paid to PEO (column (c))	$47,175,954	$6,345,680	$30,494,209	$35,102,268

Non-PEO NEO Average Total Compensation Amount		$ 5,954,865	4,720,955	4,325,215	4,235,180
Non-PEO NEO Average Compensation Actually Paid Amount		$ 10,714,267	(2,022,048)	7,025,221	8,449,049
Adjustment to Non-PEO NEO Compensation Footnote
2
For each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
AVERAGE FOR NON-PEO NEOS	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$5,954,865	$4,720,955	$4,325,215	$4,235,180
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(4,950,744)	$(4,010,137)	$(3,330,951)	$(3,650,409)
- SCT “Option Awards” column value	$—	$—	$—	$—
+ Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as the Covered Year-end	$6,807,856	$2,544,158	$4,278,023	$3,867,188
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to Covered Years that are outstanding and unvested as of the Covered Year-end	$1,403,109	$(1,050,107)	$468,892	$2,369,501
+ vesting date fair value of equity awards granted and vested in the Covered Year	$762,592	$271,789	$1,262,004	$499,861
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in years prior to Covered Year that vested in the Covered Year	$736,589	$(1,430,535)	$22,038	$1,127,728
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$—	$(3,068,171)*	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$10,714,267	$(2,022,048)	$7,025,221	$8,449,049

*
The awards valued at $3,068,171 belonged to Mr. Mahoney and failed to vest due to his voluntary departure from the Company on May 5, 2022.

Compensation Actually Paid vs. Total Shareholder Return		CAP vs TSR 2020-2023
Compensation Actually Paid vs. Net Income		CAP vs Net Income 2020-2023
Compensation Actually Paid vs. Company Selected Measure		CAP vs ACV 2020-2023
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the five financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance.
Adjusted ACV
Adjusted unlevered operating cash flow
GAAP revenue
Non-GAAP operating income
Relative total shareholder return

Total Shareholder Return Amount		$ 140.94	93.85	155.83	141.33
Peer Group Total Shareholder Return Amount		218.97	148.23	194.2	157
Net Income (Loss)		$ 500,412,000	$ 523,710,000	$ 454,627,000	$ 433,887,000
Company Selected Measure Amount		2,234,019,000	2,120,017,000	1,873,994,000	1,596,385,000
PEO Name		Dr. Gopal
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted ACV
Non-GAAP Measure Description
4
		For a description of how adjusted ACV is calculated for each of the Covered Years, see the section titled “Performance Metrics for Regular Cycle 2023 PSU Awards” in this proxy statement, the section titled “Performance Metrics for Regular Cycle 2022 PSU Awards” in our 2023 proxy statement, the section titled “Performance Metrics for Regular Cycle 2021 PSU Awards” in our 2022 proxy statement, and the section titled “Performance Metrics for Regular Cycle 2020 PSU Awards” in our 2021 proxy statement
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted unlevered operating cash flow
Measure:: 3
Pay vs Performance Disclosure
Name		GAAP revenue
Measure:: 4
Pay vs Performance Disclosure
Name		Non-GAAP operating income
Measure:: 5
Pay vs Performance Disclosure
Name		Relative total shareholder return
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,312,677)	(18,915,491)	(15,431,959)	(12,276,512)
PEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		28,819,121	16,469,081	20,482,912	13,833,624
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,588,156	(6,589,120)	1,800,566	9,433,176
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,394,477	2,891,350	5,546,687	2,151,513
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,053,086	(9,382,638)	(164,631)	7,870,934
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,950,744)	(4,010,137)	(3,330,951)	(3,650,409)
Non-PEO NEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,807,856	2,544,158	4,278,023	3,867,188
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,403,109	(1,050,107)	468,892	2,369,501
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		762,592	271,789	1,262,004	499,861
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		736,589	(1,430,535)	22,038	1,127,728
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,068,171		(3,068,171)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount